EQUITY-ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
EQUITY-ACCOUNTED INVESTMENTS

13. EQUITY-ACCOUNTED INVESTMENTS

The following are Brookfield Renewable’s equity-accounted investments:

	Principal place	Ownership	Carrying value
	of business	interest
			Jun 30	Dec 31
(MILLIONS)%			2018	2017
FHH (Guernsey) Limited	Europe	25	$242	$245
TerraForm Power Inc.(1)	United States,Canada, Europe	30	620	212
Bear Swamp Power Co. L.L.C.	United States	50	179	173
Galera Centrais Eletricas S.A.	Brazil	50	23	28
Pingston Power Inc.	Canada	50	54	57
Brookfield Infrastructure Fund II Investees	United States,Europe	14 - 50	5	6
			$1,123	$721

The fair value of the investment based on quoted market price of the shares as of June 30, 2018 was $733 million (December 31, 2017: $278 million).

The following table outlines the changes in Brookfield Renewable’s equity-accounted investments :

(MILLIONS)	Total
As at December 31, 2017	$721
Investment in TerraForm Power Inc.(1)	420
Share of net income	6
Share of net comprehensive income	2
Dividends declared	(14)
Foreign exchange translation and other	(12)
As at June 30, 2018	$1,123

On June 11, 2018, Brookfield Renewable along with its institutional partners acquired additional shares of TerraForm Power, which increased Brookfield Renewable’s ownership from 16% to 30%.